Derivative Instruments and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Value of Derivative Instruments Recorded in Combined Consolidated Balance Sheets
The following table summarizes the fair values of derivative instruments recorded in the Company’s condensed consolidated balance sheets:

	Balance Sheet Location	June 30, 2016	December 31, 2015
Derivatives Designated as Hedging Instruments
2012 Interest rate caps	Other assets	$—	$0.2
Derivatives Not Designated as Hedging Instruments
2016 Interest rate caps	Accrued expenses	0.4	—
2016 Interest rate caps	Other long term liabilities	2.4	—
Fuel commodity derivatives	Accrued expenses	$6.4	$16.2
Total derivatives		$9.2	$16.0

The following table summarizes the fair value of derivative instruments recorded in our consolidated balance sheets.

Derivatives Designated as Hedging Instruments	Balance Sheet Location	2015	2014
Interest rate caps	Other current assets	0.2	2.7
Derivatives Not Designated as Hedging Instruments
Fuel commodity derivatives	Other current liabilities	16.2	20.6
Fuel commodity derivatives	Other long-term liabilities	—	6.7
Total derivatives		$16.0	$24.6